REVENUES BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY SEGMENT

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Sale of heavy equipment and parts	56,449	45,763	61,234
Engineering consultancy service income	7,032	2,190	2,178
Rental income	9,301	10,543	12,766
	72,782	58,496	76,178

SUMMARY OF SEGMENT INFORMATION BY PRODUCT

The following tables present summary information by product type for the year ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	56,449	7,032	9,301	72,782
Cost of revenues	(46,352)	(5,240)	(5,408)	(57,000)
Gross Profit	10,097	1,792	3,893	15,782

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Net revenues	45,763	2,190	10,543	58,496
Cost of revenues	(41,489)	(1,428)	(4,921)	(47,838)
Gross Profit	4,274	762	5,622	10,658

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Net revenues	61,234	2,178	12,766	76,178
Cost of revenues	(51,939)	(620)	(5,003)	(57,562)
Gross Profit	9,295	1,558	7,763	18,616

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	56,449	7,032	-	63,481
Over time	-	-	9,301	9,301
Total net revenues	56,449	7,032	9,301	72,782

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	45,763	2,190	-	47,953
Over time	-	-	10,543	10,543
Total net revenues	45,763	2,190	10,543	58,496

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	61,234	2,178	-	63,412
Over time	-	-	12,766	12,766
Total net revenues	61,234	2,178	12,766	76,178

SCHEDULE OF DEPRECIATION EXPENSES OF PROPERTY AND EQUIPMENT

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	3,611	3,611

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	4,094	4,094

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	4,494	4,494

SCHEDULE OF FINANCIAL INFORMATION OF GEOGRAPHIC SEGMENTS

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Singapore	69,735	54,836	73,134

Other countries(1)	3,047	3,660	3,044

Total net revenues	72,782	58,496	76,178

(1)	Other countries include Indonesia, China and Hong Kong.